Intangible assets - Summary of Amortization expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (182)	€ (223)	€ (218)
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	(98)	(115)	(93)
General and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	€ (84)	€ (108)	€ (125)